Investment Strategy	Oct. 23, 2026
Tradr 2X Long FCEL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FCEL. This may include FCEL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of FCEL for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on FCEL and/or investing directly in the common stock of FCEL. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of FCEL is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on FCEL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing FCEL. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of FCEL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to FCEL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of FCEL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of FCEL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FCEL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FCEL). FCEL is assigned to the Electrical Equipment & Parts industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

FCEL is a clean energy technology company and a stationary fuel cell manufacturer with more than 20 years of operating experience in this field. FCEL manufactures and sells proprietary molten carbonate fuel cell systems, which generate large-scale, continuous power and support emissions management applications. Its fuel cell systems are designed to provide reliable baseload power and can also support carbon capture and combined heat and power applications. FCEL is headquartered in Danbury, Connecticut. As of July 10, 2026, FCEL had a market capitalization of approximately $1.8 billion.

FCEL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by FCEL pursuant to the Exchange Act can be located by reference to the SEC file number 001-14204 through the SEC’s website at www.sec.gov. In addition, information regarding FCEL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding FCEL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of FCEL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding FCEL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of FCEL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning FCEL could affect the value of the Fund’s investments with respect to FCEL and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of FCEL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FCEL.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FCEL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FCEL). FCEL is assigned to the Electrical Equipment & Parts industry as of the date of this prospectus.
Tradr 2X Long FIX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FIX. This may include FIX stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of FIX for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on FIX and/or investing directly in the common stock of FIX. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of FIX is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on FIX. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing FIX. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of FIX stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to FIX, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of FIX, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of FIX over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FIX (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FIX). FIX is assigned to the Engineering and Construction industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

FIX provides mechanical and electrical contracting services. FIX’s mechanical segment principally includes heating, ventilation and air conditioning (“HVAC”), plumbing, piping and controls, as well as off-site construction, monitoring and fire protection. FIX’s electrical segment includes installation and servicing of electrical systems. FIX builds, installs, maintains, repairs and replaces mechanical, electrical and plumbing (“MEP”) systems through its 50 operating units with 190 locations in 142 cities throughout the United States. FIX primarily serves commercial, industrial and institutional customers across manufacturing, healthcare, education, office, technology, retail and government facilities FIX is headquartered in Houston, Texas. As of July 10, 2026, FIX had a market capitalization of approximately $59.3 billion.

FIX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by FIX pursuant to the Exchange Act can be located by reference to the SEC file number 001-13011 through the SEC’s website at www.sec.gov. In addition, information regarding FIX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding FIX from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of FIX. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding FIX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of FIX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning FIX could affect the value of the Fund’s investments with respect to FIX and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of FIX.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FIX.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FIX (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FIX). FIX is assigned to the Engineering and Construction industry as of the date of this prospectus.
Tradr 2X Long FRVO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FRVO. This may include FRVO stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of FRVO for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on FRVO and/or investing directly in the common stock of FRVO. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of FRVO is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on FRVO. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing FRVO. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of FRVO stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to FRVO, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of FRVO, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of FRVO over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FRVO (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FRVO). FRVO is assigned to the Electric Utilities industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

FRVO’s business is to commercialize technology to build, own, and operate geothermal assets. FRVO’s innovations include technologies such as advanced computational models, horizontal drilling, and distributed fiber optic sensing to increase the productivity and lifetime of geothermal wells. FRVO’s operations are primarily located in the western United States. FRVO is headquartered in Houston, Texas. As of July 10, 2026, FRVO had a market capitalization of approximately $7.0 billion.

FRVO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by FRVO pursuant to the Exchange Act can be located by reference to the SEC file number 001-43285 through the SEC’s website at www.sec.gov. In addition, information regarding FRVO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding FRVO from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of FRVO. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding FRVO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of FRVO have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning FRVO could affect the value of the Fund’s investments with respect to FRVO and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of FRVO.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FRVO.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FRVO (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FRVO). FRVO is assigned to the Electric Utilities industry as of the date of this prospectus.
Tradr 2X Long IQMX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of IQMX. This may include IQMX stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of IQMX for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on IQMX and/or investing directly in the common stock of IQMX. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of IQMX is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on IQMX. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing IQMX. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of IQMX stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to IQMX, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of IQMX, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of IQMX over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to IQMX (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to IQMX). IQMX is assigned to the Computer Hardware industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

IQMX is a global leader in superconducting quantum computing, delivering full-stack quantum systems and cloud platform access to enterprises, research institutions, high-performance computing centers, and national laboratories worldwide. IQMX’s open and modular architecture enables customers to own, control, and integrate quantum systems directly into their workflows. Founded in 2018, IQMX is headquartered in Espoo, Finland, with major operations in Munich, Germany. As of July 10, 2026, IQMX had a market capitalization of approximately $74.9 million. The Fund invests in the American Depositary Shares (“ADSs”) of IQMX, which are listed on Nasdaq. Ordinary shares of IQMX are listed on Nasdaq Helsinki Ltd under the symbol “IQM.”

IQMX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IQMX pursuant to the Exchange Act can be located by reference to the SEC file number 001-43383 through the SEC’s website at www.sec.gov. In addition, information regarding IQMX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding IQMX from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of IQMX. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IQMX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IQMX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning IQMX could affect the value of the Fund’s investments with respect to IQMX and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of IQMX.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of IQMX.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to IQMX (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to IQMX). IQMX is assigned to the Computer Hardware industry as of the date of this prospectus.
Tradr 2X Long NASA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of NASA. This may include NASA stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of NASA for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on NASA and/or investing directly in the common stock of NASA. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of NASA is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NASA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NASA. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of NASA stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to NASA, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of NASA, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of NASA over the same period. As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to the same extent as NASA is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

NASA is an ETF that, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that are engaged in “space-related business”. A company is engaged in “space-related business” if at least 50% of their annual revenue is related to products or services performing any kind of function that is carried out by hardware, software or humans physically located in space. As of July 10, 2026, NASA had net assets of approximately $1.3 billion.

Tema ETFs LLC is the investment advisor to NASA. Shares of NASA are listed on the NYSE. The prospectus for NASA indicates that NASA will concentrate in the following industries: communications, industrials, information technology and materials. NASA also invests a significant amount of its total assets in the aerospace and defense sector. As of September 30, 2026, NASA had approximately $1.14 billion in assets under management.

Information provided to or filed with the SEC by NASA can be located by reference to the SEC file numbers 811-23823 and 333-267188 through the SEC’s website at www.sec.gov.

The Fund has derived all disclosures contained in this document regarding NASA from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NASA. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NASA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NASA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NASA could affect the value of the Fund’s investments with respect to NASA and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of NASA.

THE TRADR 2X LONG NASA DAILY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH NASA, TEMA ETF TRUST, OR TEMA ETFs LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of NASA.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to the same extent as NASA is so concentrated.
Tradr 2X Long NXT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of NXT. This may include NXT stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of NXT for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on NXT and/or investing directly in the common stock of NXT. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of NXT is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NXT. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NXT. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of NXT stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to NXT, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of NXT, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of NXT over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NXT (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to NXT). NXT is assigned to the Solar industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

NXT is a leading global provider of solar and energy technology solutions for utility-scale power plants. NXT pioneered and remains the global market leader in solar tracking systems. NXT delivers an integrated suite of structural, electrical, and digital solutions across the full lifecycle of solar power plants, from design and construction through operations and maintenance. NXT’s integrated solutions are designed to streamline project execution, increase energy yield and long-term reliability, and enhance customer return on investment (“ROI”). NXT is headquartered in Fremont, California. As of July 10, 2026, NXT had a market capitalization of approximately $16.5 billion.

NXT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NXT pursuant to the Exchange Act can be located by reference to the SEC file number 001-41617 through the SEC’s website at www.sec.gov. In addition, information regarding NXT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NXT from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NXT. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NXT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NXT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NXT could affect the value of the Fund’s investments with respect to NXT and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of NXT.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of NXT.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NXT (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to NXT). NXT is assigned to the Solar industry as of the date of this prospectus.
Tradr 2X Long QTUM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of QTUM. This may include QTUM stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of QTUM for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on QTUM and/or investing directly in the common stock of QTUM. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of QTUM is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on QTUM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing QTUM. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of QTUM stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to QTUM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of QTUM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of QTUM over the same period. As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to the same extent that QTUM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

QTUM is an actively managed exchange-traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index (the “Index”), which consists of companies that derive at least 50% of their annual revenue or operating activity from the development of quantum computing and machine learning technology.

Defiance ETFs, LLC is the investment advisor to QTUM. Shares of QTUM are listed on Nasdaq. The prospectus for QTUM indicates that QTUM will concentrate its investments to approximately the same extent as its index. As of March 31, 2026, the index for QTUM was concentrated in the semiconductors industry and had significant exposure to other industries within the information technology sector, including the software industry group. As of September 30, 2026, QTUM had approximately $5.63 billion in assets under management.

QTUM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASTS pursuant to the Exchange Act can be located by reference to the SEC file number 333-179562 through the SEC’s website at www.sec.gov. In addition, information regarding ASTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding QTUM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of QTUM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QTUM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QTUM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning QTUM could affect the value of the Fund’s investments with respect to QTUM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of QTUM.

THE TRADR 2X LONG QTUM DAILY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH QTUM, ETF SERIES SOLUTIONS, OR DEFIANCE ETFs LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of QTUM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to the same extent that QTUM is so concentrated.
Tradr 2X Long QXO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of QXO. This may include QXO stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of QXO for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on QXO and/or investing directly in the common stock of QXO. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of QXO is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on QXO. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing QXO. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of QXO stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to QXO, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of QXO, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of QXO over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to QXO (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to QXO). QXO is assigned to the Building Products industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

QXO offers an extensive range of high-quality professional-grade exterior products and serves over 110,000 residential and non-residential customers. QXO operates approximately 600 branches throughout the United States and Canada and is the largest publicly traded distributor of roofing, waterproofing, and complementary building products in North America. QXO is headquartered in Greenwich, Connecticut. As of July 10, 2026, QXO had a market capitalization of approximately $15.8 billion.

QXO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by QXO pursuant to the Exchange Act can be located by reference to the SEC file number 001-40766 through the SEC’s website at www.sec.gov. In addition, information regarding QXO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding QXO from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of QXO. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QXO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QXO have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning QXO could affect the value of the Fund’s investments with respect to QXO and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of QXO.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of QXO.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to QXO (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to QXO). QXO is assigned to the Building Products industry as of the date of this prospectus.
Tradr 2X Long SANM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SANM. This may include SANM stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of SANM for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on SANM and/or investing directly in the common stock of SANM. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of SANM is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SANM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing SANM. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of SANM stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SANM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of SANM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SANM over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SANM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SANM). SANM is assigned to the Electronics Components industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SANM is a leading global provider of integrated manufacturing solutions, components, products and repair, logistics and after-market services. SANM provides these comprehensive offerings primarily to original equipment manufacturers (“OEMs”) in the following industries: industrial, medical, defense and aerospace, automotive, communications networks and cloud infrastructure. SANM is headquartered in San Jose, California. As of July 10, 2026, SANM had a market capitalization of approximately $11.0 billion.

SANM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SANM pursuant to the Exchange Act can be located by reference to the SEC file number 000-21272 through the SEC’s website at www.sec.gov. In addition, information regarding SANM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding SANM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of SANM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SANM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SANM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SANM could affect the value of the Fund’s investments with respect to SANM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of SANM.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SANM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SANM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SANM). SANM is assigned to the Electronics Components industry as of the date of this prospectus.
Tradr 2X Long SATL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SATL. This may include SATL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of SATL for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on SATL and/or investing directly in the common stock of SATL. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of SATL is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SATL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing SATL. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of SATL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SATL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of SATL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SATL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SATL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SATL). SATL is assigned to the Aerospace and Defense industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SATL is a vertically integrated Earth observation company that designs, manufactures, and operates satellite systems, delivering high-resolution geospatial imagery and analytics to government and commercial customers. SATL provides Earth observation data, managed space systems, and satellite ownership solutions through its end-to-end production and operations platform. SATL is headquartered in Davidson, North Carolina. As of July 10, 2026, SATL had a market capitalization of approximately $714.5 million.

SATL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SATL pursuant to the Exchange Act can be located by reference to the SEC file number 001-41247 through the SEC’s website at www.sec.gov. In addition, information regarding SATL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding SATL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of SATL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SATL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SATL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SATL could affect the value of the Fund’s investments with respect to SATL and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of SATL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SATL.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SATL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SATL). SATL is assigned to the Aerospace and Defense industry as of the date of this prospectus.
Tradr 2X Long SECZ Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SECZ. This may include SECZ stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of SECZ for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on SECZ and/or investing directly in the common stock of SECZ. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of SECZ is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SECZ. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing SECZ. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of SECZ stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SECZ, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of SECZ, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SECZ over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SECZ (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SECZ). SECZ is assigned to the Financial Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SECZ is a financial technology company that provides a platform for the issuance, administration, and trading of tokenized securities and other real-world assets through partnerships with leading asset managers. SECZ, through its subsidiaries, is an SEC-registered broker dealer, digital transfer agent, fund administrator and operator of an SEC-regulated Alternative Trading System (ATS). SECZ is headquartered in New York, New York. As of July 10, 2026, SECZ had a market capitalization of approximately $1.31 billion.

SECZ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SECZ pursuant to the Exchange Act can be located by reference to the SEC file number 001-43379 through the SEC’s website at www.sec.gov. In addition, information regarding SECZ may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding SECZ from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of SECZ. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SECZ is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SECZ have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SECZ could affect the value of the Fund’s investments with respect to SECZ and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of SECZ.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SECZ.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SECZ (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SECZ). SECZ is assigned to the Financial Services industry as of the date of this prospectus.
Tradr 2X Long VISN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of VISN. This may include VISN stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of VISN for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on VISN and/or investing directly in the common stock of VISN. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of VISN is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on VISN. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing VISN. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of VISN stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to VISN, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of VISN, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of VISN over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to VISN (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to VISN). VISN is assigned to the Communications Equipment industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

VISN is a global provider of infrastructure solutions that enable service providers, including cable, telephone and digital broadcast satellite operators and media programmers, to deliver media, voice, Internet Protocol (IP) data services and Wi-Fi to their subscribers and provide enterprises with constant wireless and wired connectivity across complex and varied networking environments. VISN’s solutions are complemented by technical support, systems design, and integration services and include digital video, IP television (“IPTV”), broadband access infrastructure, and enterprise networking solutions. VISN is headquartered in Richardson, Texas. As of July 10, 2026, VISN had a market capitalization of approximately $2.81 billion.

VISN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by VISN pursuant to the Exchange Act can be located by reference to the SEC file number 001-36146 through the SEC’s website at www.sec.gov. In addition, information regarding VISN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding VISN from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of VISN. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding VISN is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of VISN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning VISN could affect the value of the Fund’s investments with respect to VISN and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of VISN.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of VISN.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to VISN (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to VISN). VISN is assigned to the Communications Equipment industry as of the date of this prospectus.
Tradr 2X Short ASTS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ASTS. This may include ASTS stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of ASTS for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on ASTS and/or investing directly in the common stock of ASTS. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of ASTS is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on ASTS. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing ASTS. If the Advisor determines to use options, the Fund may purchase a combination of exchange-traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of ASTS stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to ASTS, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of ASTS, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of ASTS over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ASTS (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ASTS). ASTS is assigned to the Telecommunications Equipment industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ASTS is currently designing and developing the constellation of BlueBird (“BB”) satellites and has begun launching its planned space-based cellular broadband network, consisting of a constellation of Low Earth Orbit (“LEO”) satellites. Once deployed and operational, the BB satellites are designed to provide connectivity directly to off-the-shelf and unmodified devices at broadband speeds (the “SpaceMobile Service”) and to support other government applications. ASTS intends to offer the SpaceMobile Service to cellular subscribers and others through wholesale commercial agreements with cellular service providers. ASTS’s intellectual property (“IP”) portfolio is diverse, containing numerous innovations across the direct-to-cell satellite ecosystem from space to earth. ASTS is headquartered in Midland, Texas. As of July 9, 2026, ASTS had a market capitalization of approximately $28.8 billion.

ASTS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASTS pursuant to the Exchange Act can be located by reference to the SEC file number 001-39040 through the SEC’s website at www.sec.gov. In addition, information regarding ASTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ASTS from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of ASTS. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASTS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ASTS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ASTS could affect the value of the Fund’s investments with respect to ASTS and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of ASTS.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ASTS.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ASTS (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ASTS). ASTS is assigned to the Telecommunications Equipment industry as of the date of this prospectus.
Tradr 2X Short IGV Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of the IGV. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of the IGV for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on the IGV and/or investing directly in the IGV. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in the IGV is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the IGV. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing IGV. If the Advisor determines to use options, the Fund may purchase a combination of exchange-traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of shares of IGV if it chooses to exercise a call option and either hold or sell the shares in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to the IGV, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of the IGV, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the IGV over the same period. As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as the IGV is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

The IGV seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries. As of July 10, 2026, IGV had net assets of approximately $1.31 billion.

BlackRock Fund Advisors is the investment advisor to IGV. Shares of IGV are listed on CBOE BZX. The prospectus for IGV indicates that IGV will concentrate its investments to approximately the same extent as its index, which measures the performance of U.S.-traded stocks from the software industry and select companies from the interactive home entertainment and interactive media and services sub-industries in the U.S. and Canada. The index for IGV includes companies that are producers of client/server applications; enterprise software; application software; home entertainment software; and media and services software. As of September 30, 2026, IGV had approximately $14.3 billion in assets under management.

IGV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IGV pursuant to the Exchange Act can be located by reference to the SEC file number 333-92935 through the SEC’s website at www.sec.gov. In addition, information regarding IGV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding IGV from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of IGV. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IGV is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IGV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning IGV could affect the value of the Fund’s investments with respect to IGV and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of IGV.

THE TRADR 2X SHORT IGV DAILY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH IGV, ISHARES TRUST, OR BLACKROCK INC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of the IGV.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as the IGV is so concentrated.
Tradr 2X Short MRVL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of MRVL. This may include MRVL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of MRVL for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on MRVL and/or investing directly in the common stock of MRVL. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of MRVL is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on MRVL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing MRVL. If the Advisor determines to use options, the Fund may purchase a combination of exchange-traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of MRVL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to MRVL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of MRVL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of MRVL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MRVL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MRVL). MRVL is assigned to the Semiconductor industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

MRVL is a leading supplier of data infrastructure semiconductor solutions, spanning the data center core to the network edge. MRVL is a supplier of high-performance semiconductor products with core strengths in developing and scaling complex System-on-a-Chip architectures, integrating analog, mixed-signal and digital signal processing functionality. Leveraging its leading intellectual property and deep system-level expertise, as well as highly innovative security firmware, MRVL’s solutions are empowering the data economy and enabling the data center and communications and other end markets. MRVL is headquartered in Santa Clara, California. As of July 9, 2026, MRVL had a market capitalization of approximately $201.82 Billion.

MRVL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MRVL pursuant to the Exchange Act can be located by reference to the SEC file number 001-40357 through the SEC’s website at www.sec.gov. In addition, information regarding MRVL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MRVL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of MRVL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MRVL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MRVL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MRVL could affect the value of the Fund’s investments with respect to MRVL and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of MRVL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of MRVL.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MRVL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MRVL). MRVL is assigned to the Semiconductor industry as of the date of this prospectus.
Tradr 2X Short NASA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of the NASA. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of the NASA for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on the NASA and/or investing directly in the NASA. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in the NASA is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the NASA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NASA. If the Advisor determines to use options, the Fund may purchase a combination of exchange-traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of shares of NASA if it chooses to exercise a call option and either hold or sell the shares in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to the NASA, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of the NASA, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the NASA over the same period. As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as the NASA is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

NASA is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that are engaged in “space-related business”. A company is engaged in “space-related business” if at least 50% of their annual revenue is related to products or services performing any kind of function that is carried out by hardware, software or humans physically located in space. As of July 10, 2026, NASA had net assets of approximately $1.3 billion.

Tema ETFs LLC is the investment advisor to NASA. Shares of NASA are listed on the NYSE. The prospectus for NASA indicates that NASA will concentrate in the following industries: communications, industrials, information technology and materials. NASA also invests a significant amount of its total assets in the aerospace and defense sector. As of September 30, 2026, NASA had approximately $1.14 billion in assets under management.

NASA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASTS pursuant to the Exchange Act can be located by reference to the SEC file number 333-267188 through the SEC’s website at www.sec.gov. In addition, information regarding ASTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NASA from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NASA. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NASA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NASA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NASA could affect the value of the Fund’s investments with respect to NASA and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of NASA.

THE TRADR 2X SHORT NASA DAILY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH NASA, OR TEMA ETF TRUST.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of the NASA.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as the NASA is so concentrated.
Tradr 2X Short NOW Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of NOW. This may include NOW stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of NOW for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on NOW and/or investing directly in the common stock of NOW. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of NOW is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NOW. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NOW. If the Advisor determines to use options, the Fund may purchase a combination of exchange-traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of NOW stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to NOW, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of NOW, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of NOW over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NOW (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to NOW). NOW is assigned to the Software industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

NOW delivers solutions that help public and private organizations govern, secure and manage artificial intelligence and digitalize and streamline workflows to drive collaboration, productivity and better experiences across the enterprise. NOW offers an innovative suite of products, including AI-powered applications, and services designed to automate workflows, integrate systems and empower employees, regardless of existing systems, cloud environments or collaboration tools. NOW is headquartered in Santa Clara, California. As of July 9, 2026, NOW had a market capitalization of approximately $114.2 billion.

NOW is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NOW pursuant to the Exchange Act can be located by reference to the SEC file number 001-35580 through the SEC’s website at www.sec.gov. In addition, information regarding NOW may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NOW from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NOW. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NOW is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NOW have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NOW could affect the value of the Fund’s investments with respect to NOW and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of NOW.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of NOW.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NOW (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to NOW). NOW is assigned to the Software industry as of the date of this prospectus.
Tradr 2X Short QTUM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of the QTUM. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of the QTUM for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on the QTUM and/or investing directly in the QTUM. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in the QTUM is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the QTUM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing QTUM. If the Advisor determines to use options, the Fund may purchase a combination of exchange-traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of shares of QTUM if it chooses to exercise a call option and either hold or sell the shares in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to the QTUM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of the QTUM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the QTUM over the same period. As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as the QTUM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

QTUM is an actively managed exchange-traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index (the “Index”), which consists of companies that derive at least 50% of their annual revenue or operating activity from the development of quantum computing and machine learning technology.

Defiance ETFs, LLC is the investment advisor to QTUM. Shares of QTUM are listed on Nasdaq. The prospectus for QTUM indicates that QTUM will concentrate its investments to approximately the same extent as its index. As of March 31, 2026, the index for QTUM was concentrated in the semiconductor industry and had significant exposure to other industries within the information technology sector, including the software industry group. As of September 30, 2026, QTUM had approximately $5.63 billion in assets under management.

QTUM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASTS pursuant to the Exchange Act can be located by reference to the SEC file number 333-179562 through the SEC’s website at www.sec.gov. In addition, information regarding ASTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding QTUM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of QTUM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QTUM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QTUM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning QTUM could affect the value of the Fund’s investments with respect to QTUM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of QTUM.

THE TRADR 2X SHORT QTUM DAILY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH QTUM, ETF SERIES SOLUTIONS OR DEFIANCE ETFS, LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of the QTUM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as the QTUM is so concentrated.